LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	May 31, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Mar. 31, 2021 CNY (¥)
LONG-TERM INVESTMENTS
Equity investments accounted for using the equity method			¥ 5,941		¥ 5,667
Total long-term investments			288,702	$ 44,806	288,428
Jincheng Consumer Finance (Sichuan) Co., Ltd. ("Jincheng")
LONG-TERM INVESTMENTS
Equity investments accounted for using the measurement alternative			282,761		282,761
Percentage of ownership in equity method investments		19.00%
Consideration for equity method investments		¥ 233,000
Beijing Gangjian Shoubao Cultural Media Center LLP
LONG-TERM INVESTMENTS
Equity investments accounted for using the equity method			4,500		4,500
Weiche Information Technology Co., Ltd. ("Weiche")
LONG-TERM INVESTMENTS
Equity investments accounted for using the equity method			¥ 1,441		¥ 1,167
Percentage of ownership in equity method investments	40.00%
Consideration for equity method investments	¥ 3,000